Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of carrying value of convertible debt

	Balance		Adjustment to	Balance
	December 31, 2022	Issued	fair value	December 31, 2023
Convertible debt at fair value	$—	$3,304,000	$(43,066)	$3,260,934

Schedule of United Kingdom research and development incentives receivable

	Current	Long-Term	Total
Balance at December 31, 2022	$104,198	$24,114	$128,312
UK research and development incentives, transfer	24,114	(24,114)	—
UK research and development incentives	—	24,897	24,897
Adjustments to 2021 and 2022 incentives earned	(1,113)	—	(1,113)
UK research and development incentives cash receipt	(104,422)	—	(104,422)
Foreign currency translation	1,117	571	1,688
Balance at December 31, 2023	$23,894	$25,468	$49,362

Schedule of potentially dilutive adjustments to the weighted average number of common shares excluded from the calculation

	December 31,	December 31,
	2023	2022
Common stock purchase warrants	6,538,073	667
Stock options	906,892	192,273
Convertible debt	2,114,403	162,602
Total	9,559,368	355,542